Information on Subsidiaries (Details Narrative) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of subsidiaries [abstract]
Net assets of subsidiaries subject to regulatory or capital adequacy requirements	$ 103	$ 97